Invesco PowerShares 3500 Lacey Road, Suite 700 Downers Grove, IL 60515

March 4, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	PowerShares Exchange-Traded Fund Trust II
1933 Act Registration No. 333 - 138490
1940 Act Registration No. 811 - 21977
CIK No. 0001378872

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”), the undersigned certifies on behalf of PowerShares Exchange-Traded Fund Trust II (the “Trust”) that the Prospectuses and the Statement of Additional Information, that would have been filed under Rule 497 (c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 533 to the Fund’s Registration Statement on Form N-1A. Such Post-Effective Amendment No. 533 is the most recent Amendment to the Fund’s Registration Statement which was filed electronically with the Securities and Exchange Commission March 2, 2016.

Please send copies of all correspondence with respect to the Amendment to the undersigned, or contact me at (630) 684-6724.

Very truly yours,

/s/ Adam Henkel

Adam Henkel
Senior Counsel